Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	€ 2,115	€ 2,449
Interest-bearing loans and borrowings	(7,981)	(7,790)
Derivative financial instruments (net)	50	44	€ 85
Group net debt excluding net debt reclassified as held for sale	(5,811)	(5,297)	€ (6,618)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-controlling interests	486	548
Capital and reserves attributable to the Company's equity holders	14,491	13,895
Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	2,115	2,449
Interest-bearing loans and borrowings	(7,976)	(7,790)
Derivative financial instruments (net)	50	44
Group net debt excluding net debt reclassified as held for sale	(5,811)	(5,297)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	21,832	22,147
Current assets	7,622	6,922
Non-current liabilities	(2,962)	(3,738)
Current liabilities	(5,704)	(5,591)
Non-controlling interests	(486)	(548)
Capital and reserves attributable to the Company's equity holders	14,491	13,895
Euro [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	743	690
Interest-bearing loans and borrowings	(3,827)	(3,840)
Derivative financial instruments (net)	2,078	2,397
Group net debt excluding net debt reclassified as held for sale	(1,006)	(753)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	5,030	4,476
Current assets	1,935	1,809
Non-current liabilities	(713)	(641)
Current liabilities	(1,745)	(1,610)
Non-controlling interests	(49)	(46)
Capital and reserves attributable to the Company's equity holders	3,452	3,235
US Dollar [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	714	1,284
Interest-bearing loans and borrowings	(3,097)	(2,957)
Derivative financial instruments (net)	(908)	(1,246)
Group net debt excluding net debt reclassified as held for sale	(3,291)	(2,919)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	8,815	9,311
Current assets	3,718	3,064
Non-current liabilities	(1,311)	(1,885)
Current liabilities	(2,093)	(2,059)
Non-controlling interests	(14)	(16)
Capital and reserves attributable to the Company's equity holders	5,824	5,496
Pound Sterling [member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	215	72
Interest-bearing loans and borrowings	(465)	(464)
Derivative financial instruments (net)	(157)	(208)
Group net debt excluding net debt reclassified as held for sale	(407)	(600)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	2,400	2,485
Current assets	692	749
Non-current liabilities	(295)	(276)
Current liabilities	(806)	(892)
Capital and reserves attributable to the Company's equity holders	1,584	1,466
Canadian Dollar [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	140	145
Interest-bearing loans and borrowings	(2)	(1)
Derivative financial instruments (net)	(480)	(612)
Group net debt excluding net debt reclassified as held for sale	(342)	(468)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,466	1,541
Current assets	454	471
Non-current liabilities	(206)	(247)
Current liabilities	(322)	(320)
Capital and reserves attributable to the Company's equity holders	1,050	977
Philippine Peso [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	43	16
Interest-bearing loans and borrowings	(293)	(197)
Derivative financial instruments (net)	(17)
Group net debt excluding net debt reclassified as held for sale	(267)	(181)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,292	1,459
Current assets	110	97
Non-current liabilities	(153)	(238)
Current liabilities	(137)	(125)
Non-controlling interests	(391)	(472)
Capital and reserves attributable to the Company's equity holders	454	540
Polish Zloty [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	99	21
Interest-bearing loans and borrowings		(1)
Derivative financial instruments (net)	(171)	(80)
Group net debt excluding net debt reclassified as held for sale	(72)	(60)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	310	288
Current assets	138	149
Non-current liabilities	(5)	(4)
Current liabilities	(130)	(118)
Non-controlling interests		(1)
Capital and reserves attributable to the Company's equity holders	241	254
Swiss Franc [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	61	89
Interest-bearing loans and borrowings	(281)	(306)
Derivative financial instruments (net)	(247)	(209)
Group net debt excluding net debt reclassified as held for sale	(467)	(426)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	715	797
Current assets	302	325
Non-current liabilities	(181)	(350)
Current liabilities	(186)	(199)
Non-controlling interests	(11)	(12)
Capital and reserves attributable to the Company's equity holders	172	135
Other currencies [Member] | Currency profile [Member]
Disclosure Of Net Debt And Net Worth (Capital And Reserves Attributable to Company's Equity Holders) [Line Items]
Cash and cash equivalents	100	132
Interest-bearing loans and borrowings	(11)	(24)
Derivative financial instruments (net)	(48)	2
Group net debt excluding net debt reclassified as held for sale	41	110
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,804	1,790
Current assets	273	258
Non-current liabilities	(98)	(97)
Current liabilities	(285)	(268)
Non-controlling interests	(21)	(1)
Capital and reserves attributable to the Company's equity holders	€ 1,714	€ 1,792